Loans, allowance for loan losses and credit quality - Impaired loans details (Details 7) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Average recorded investment
Average recorded investment, with a specific allowance	SFr 1,498	SFr 991
Average recorded investment, without specific allowance	424	120
Average recorded investment	1,922	1,111
Interest income recognized
Interest income recognized, with a specific allowance	6	6
Interest income recognized, without specific allowance	4	2
Interest income recognized	10	8
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	5
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	2	5
Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,145	713
Average recorded investment, without specific allowance	306	29
Average recorded investment	1,451	742
Interest income recognized
Interest income recognized, with a specific allowance	5	4
Interest income recognized, without specific allowance	3	0
Interest income recognized	8	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	3
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	1	3
Real estate
Average recorded investment
Average recorded investment, with a specific allowance	51	63
Average recorded investment, without specific allowance	37	5
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	925	509
Average recorded investment, without specific allowance	263	23
Interest income recognized
Interest income recognized, with a specific allowance	4	3
Interest income recognized, without specific allowance	3	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	2
Interest income recognized on a cash basis, without specific allowance	0	0
Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	167	141
Average recorded investment, without specific allowance	2	1
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1
Interest income recognized on a cash basis, without specific allowance	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	2	0
Average recorded investment, without specific allowance	4	0
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Consumer
Average recorded investment
Average recorded investment, with a specific allowance	353	278
Average recorded investment, without specific allowance	118	91
Average recorded investment	471	369
Interest income recognized
Interest income recognized, with a specific allowance	1	2
Interest income recognized, without specific allowance	1	2
Interest income recognized	2	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	2
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	1	2
Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	150	143
Average recorded investment, without specific allowance	82	52
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	1	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1
Interest income recognized on a cash basis, without specific allowance	0	0
Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	118	49
Average recorded investment, without specific allowance	21	32
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	85	86
Average recorded investment, without specific allowance	15	7
Interest income recognized
Interest income recognized, with a specific allowance	0	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0